Consolidated Statements of Stockholders’ Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares	Statutory reserve	Retained earnings	Accumulative other comprehensive income	Additional paid-in capital	Total
Balance at Sep. 30, 2022			$ 5,000	$ 3,372,733	$ 49,099,917	$ (2,870,294)		$ 49,607,356
Balance (in Shares) at Sep. 30, 2022	40,000,000	10,000,000
Net income					7,415,218			7,415,218
Foreign currency translation						1,780,031		1,780,031
Balance at Mar. 31, 2023			5,000	3,372,733	56,515,135	(1,090,263)		58,802,605
Balance (in Shares) at Mar. 31, 2023	40,000,000	10,000,000
Balance at Sep. 30, 2023			5,175	3,462,673	55,559,561	(4,166,390)	$ 6,189,739	61,050,758
Balance (in Shares) at Sep. 30, 2023	41,750,000	10,000,000
Net income					2,544,020			2,544,020
Foreign currency translation						696,040		696,040
Balance at Mar. 31, 2024			$ 5,175	$ 3,462,673	$ 58,103,581	$ (3,470,350)	$ 6,189,739	$ 64,290,818
Balance (in Shares) at Mar. 31, 2024	41,750,000	10,000,000